Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible Assets

5. Intangible Assets

Intangible assets consisted of the following:

	June 30, 2023	December 31, 2022
	US$	US$
Land use rights	4,134,521	752,887
Patents	27,582	28,997
Software	12,113	9,424
Trademarks	115,836	121,789
Total	4,290,052	913,097
Less: accumulated amortization	414,025	415,497
Intangible assets, net	3,876,027	497,600

Amortization expense was $13,733 and $13,417 for the six months ended June 30, 2023 and 2022, respectively. Hainan Guoxie spent $3.4 million in purchasing land use right for the six months ended June 30, 2023 and the price was fully paid. The land will be used for manufacturing facility.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2023	$41,870
2024	83,740
2025	83,740
2026	82,953
2027	82,690
Thereafter	3,501,034
$3,876,027

As of June 30, 2023 and December 31, 2022, the Company pledged land use rights to secure bank borrowings to the Company as disclosed in Note 7.